Financial Instruments (Details) - Schedule of Fair Value Through Profit or Loss at Level 3 - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Fair Value Through Profit or Loss at Level 3 [Abstract]
Warrants at fair value issued by subsidiaries	$ 2,025	$ 1,897
Embedded derivatives	284
Total	$ 2,309	$ 1,897